SHAREHOLDERS' Equity (Details) - Schedule of share options outstanding and exercisable to employees and directors - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
2008 Plan [Member]
Schedule Of Share Options Outstanding And Exercisable To Employees And Directors [Line Items]
Option outstanding at beginning, Number of options	153,882
Option outstanding at beginning, Weighted average exercise price	$ 0.24
Option outstanding at beginning, Weighted average remaining contractual life	2 years 9 months	3 years 3 months
Option outstanding at ending, Number of options	153,882	153,882
Option outstanding at ending, Weighted average exercise price	$ 0.24	$ 0.24
Options exercisable, Number of options	153,882
Options exercisable, Weighted average exercise price	$ 0.24
Options exercisable, Weighted average remaining contractual life	2 years 9 months
2019 Plan [Member]
Schedule Of Share Options Outstanding And Exercisable To Employees And Directors [Line Items]
Option outstanding at beginning, Number of options	219,456
Option outstanding at beginning, Weighted average exercise price	$ 2.62
Option outstanding at beginning, Weighted average remaining contractual life	9 years 2 months 19 days	8 years 6 months 21 days
Option outstanding at ending, Number of options	971,477	219,456
Option outstanding at ending, Weighted average exercise price	$ 3.93	$ 2.62
Options exercisable, Number of options	213,061
Options exercisable, Weighted average exercise price	$ 2.57
Options exercisable, Weighted average remaining contractual life	8 years 21 days